Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
CTIVP - CenterSquare Real Estate Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – CenterSquare Real Estate Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – CenterSquare Real Estate Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in health care, shopping centers and net lease sub-sectors contributed to the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to health care, data centers, and shopping centers, as well as a smaller allocation to the industrial REITs sub-sector benefited the Fund’s relative results during the annual period.
Individual holdings
| Positions in Prologis, Inc., a warehouse/logistics operator, American Healthcare REIT, Inc. and Ventas, Inc., both operators and developers of medical and senior living facilities, as well as W.P. Carey Inc., a diversified net lease REIT, were among the top contributors to the Fund’s benchmark relative performance.
Top Performance Detractors
Stock selection
| Selections in the industrial, data centers, and specialty sub-sectors weighed on the Fund’s benchmark relative results during the annual period.
Allocations
| Large weightings in infrastructure REITs and an underweight to the regional malls sub-sector detracted from relative results during the annual period.
Individual holdings
| Fund positioning in Rexford Industrial Realty, Inc., a Southern California focused industrial property operator, Iron Mountain, Inc., a data storage REIT, and Lineage, Inc., an operator of cold storage facilities, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	10.34	5.09	5.36
FTSE Nareit Equity REITs Index	8.73	4.27	5.73
Russell 1000 ® Index (b)	24.51	14.28	12.87
(a)
The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 143,780,968
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,426,790
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 143,780,968
Total number of portfolio holdings	50
Management services fees (represents 0.75% of Fund average net assets)	$ 1,426,790
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representati
on
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subjec
t to change.
Top Holdings
Equinix, Inc.	8.7%
Prologis, Inc.	6.6%
Welltower, Inc.	6.3%
Digital Realty Trust, Inc.	4.7%
UDR, Inc.	4.1%
Invitation Homes, Inc.	4.1%
Ventas, Inc.	3.9%
Extra Space Storage, Inc.	3.8%
Equity Residential	3.6%
Simon Property Group, Inc.	3.5%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Equinix, Inc.	8.7%
Prologis, Inc.	6.6%
Welltower, Inc.	6.3%
Digital Realty Trust, Inc.	4.7%
UDR, Inc.	4.1%
Invitation Homes, Inc.	4.1%
Ventas, Inc.	3.9%
Extra Space Storage, Inc.	3.8%
Equity Residential	3.6%
Simon Property Group, Inc.	3.5%

CTIVP - CenterSquare Real Estate Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – CenterSquare Real Estate Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – CenterSquare Real Estate Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in health care, shopping centers and net lease sub-sectors contributed to the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to health care, data centers, and shopping centers, as well as a smaller allocation to the industrial REITs sub-sector benefited the Fund’s relative results during the annual period.
Individual holdings
| Positions in Prologis, Inc., a warehouse/logistics operator, American Healthcare REIT, Inc. and Ventas, Inc., both operators and developers of medical and senior living facilities, as well as W.P. Carey Inc., a diversified net lease REIT, were among the top contributors to the Fund’s benchmark relative performance.
Top Performance Detractors
Stock selection
| Selections in the industrial, data centers, and specialty sub-sectors weighed on the Fund’s benchmark relative results during the annual period.
Allocations
| Large weightings in infrastructure REITs and an underweight to the regional malls sub-sector detracted from relative results during the annual period.
Individual holdings
| Fund positioning in Rexford Industrial Realty, Inc., a Southern California focused industrial property operator, Iron Mountain, Inc., a data storage REIT, and Lineage, Inc., an operator of cold storage facilities, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	9.86	4.79	5.09
FTSE Nareit Equity REITs Index	8.73	4.27	5.73
Russell 1000 ® Index (b)	24.51	14.28	12.87
(a)
The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 143,780,968
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,426,790
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 143,780,968
Total number of portfolio holdings	50
Management services fees (represents 0.75% of Fund average net assets)	$ 1,426,790
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the
Fund repr
esented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio com posi
tion is sub
ject
to
chang
e.
Top Holdings
Equinix, Inc.	8.7%
Prologis, Inc.	6.6%
Welltower, Inc.	6.3%
Digital Realty Trust, Inc.	4.7%
UDR, Inc.	4.1%
Invitation Homes, Inc.	4.1%
Ventas, Inc.	3.9%
Extra Space Storage, Inc.	3.8%
Equity Residential	3.6%
Simon Property Group, Inc.	3.5%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Equinix, Inc.	8.7%
Prologis, Inc.	6.6%
Welltower, Inc.	6.3%
Digital Realty Trust, Inc.	4.7%
UDR, Inc.	4.1%
Invitation Homes, Inc.	4.1%
Ventas, Inc.	3.9%
Extra Space Storage, Inc.	3.8%
Equity Residential	3.6%
Simon Property Group, Inc.	3.5%